Commitments - Additional Information (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Termoelectrica del Golfo [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost	$ 72.0
European Union Emissions [Member] | Forward purchase commitments [member]
Disclosure of Commitments and Contingencies [Line Items]
Purchase Commitments by an Entity	2.1
Purchase Price of an Entity	$ 220.0